Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 8,701,603	$ 8,109,231	$ 11,667,250
Less: accumulated depreciation	(4,310,095)	(3,883,366)	(4,005,394)
Total	4,391,508	4,225,865	7,661,856
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,517,579	3,374,952	5,356,598
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 5,184,024	$ 4,734,279	$ 6,310,652